ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

19.        ACCRUED LIABILITIES AND OTHER PAYABLES

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	871	1,208
Accrued rent, electricity and water	1,352	1,563
Accrued other taxes	1,042	1,027
Others	3,381	3,344
	22,846	23,342

Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2020	2019
	’000	’000
In Renminbi	22,846	23,342
In US dollars	—	—

Deposits received represent deposits from the Company’s distributors. The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.